Debt - Summary of Estimated Future Principal Payments under Total Long-term Debt (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
2020		$ 4,771
2020 (remaining three months)	$ 0
2021		4,771
2022		4,771
2023		4,771
2024	376,938	448,248
Thereafter		50,000
Total debt	376,938	517,332
Less: Discount and debt issuance costs	(6,848)	(11,520)
Less: Current portion of debt, net		(2,364)
Carrying amount	370,090
Debt, net	$ 370,090	$ 503,448	$ 394,106